Finance income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expense Net [Abstract]
Interest income	$ 1,324	$ 20	$ 96
Total interest income	1,324	20	96
Interest on loans	0	(120)	(513)
Interest on lease liabilities	(422)	(225)	(121)
Other interest	(217)	(313)	(206)
Total interest expense	(639)	(658)	(840)
Derivative fair value (losses)	0	(1,444)	(384)
Foreign exchange gains (losses), net	(447)	64	(2,710)
Total finance income (expense), net	$ 238	$ (2,018)	$ (3,838)